J.P. Morgan Institutional Funds
Supplement dated September 2, 1998 to the following Prospectuses:

J.P. Morgan Institutional Short Term Bond Fund, dated March 2, 1998 J.P. Morgan Institutional Bond Fund, dated March 2, 1998
J.P. Morgan Institutional Bond Fund - Ultra, dated March 2, 1998
J.P. Morgan Institutional Fixed Income Funds, dated March 13, 1998

Effective immediately, the Investments table is amended as follows:

                                             * Permitted
                                             0 Permitted but not typically used
                                            -- Not permitted

--------------------------------------------------- ------------------------------------------ -----------------------
                                                                                               Short Term Bond
                                                                                               Bond
                                                    Principal Types of Risk                    Bond Fund - Ultra
--------------------------------------------------- ------------------------------------------ -----------------------
--------------------------------------------------- ------------------------------------------ -----------------------
Mortgages    (directly    held)    Domestic   debt  credit,    extension,    interest   rate,  *
instrument  which  gives  the  lender  a  lien  on  market,   natural   event,    prepayment,
property as security for the loan repayment.        valuation
--------------------------------------------------- ------------------------------------------ -----------------------